Supplemental Oil and Gas Information (Unaudited) Capitalized Costs Relating to Oil and Gas Producing Activities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Evaluated properties	$ 1,156,895	$ 1,213,622	$ 1,050,872
Unevaluated properties—excluded from depletion	10,022	31,823	91,363
Gross oil and gas properties	1,166,917	1,245,445	1,142,235
Accumulated depreciation, depletion, amortization	(353,679)	(269,376)	(190,833)
Net oil and gas properties	$ 813,238	$ 976,069	$ 951,402